S000076417 [Member] Expense Example - Wasatch U.S. Select Fund	Sep. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,860
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,372